November 7, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	BMO Funds, Inc.
(Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of the BMO Global Long/Short Equity Fund (the “Fund”), a series of BMO Funds, Inc., please find a Preliminary Proxy Statement relating to a Special Meeting of the Fund’s shareholders to be held on December 19, 2019. The Fund anticipates mailing definitive copies of the proxy statement to shareholders on or about December 3, 2019.

If you have any questions concerning this filing, please do not hesitate to contact me at 608-284-2226.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Pamela M. Krill

Pamela M. Krill